ROYALTY, STREAM AND OTHER INTEREST (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
ROYALTY, STREAM AND OTHER INTERESTS
Opening		$ 270,236
Royalty interest impairment		(18,896)	$ 0
Ending	$ 365,489	365,489	270,236
Foreign Exchange		(5,571)	8,743
Carrying Amount	365,489	365,489	270,236
United States
ROYALTY, STREAM AND OTHER INTERESTS
Opening		102,700
Ending	131,900	131,900	102,700
Carrying Amount	131,900	131,900	102,700
Canada
ROYALTY, STREAM AND OTHER INTERESTS
Opening		41,900
Ending	95,400	95,400	41,900
Carrying Amount	95,400	95,400	41,900
Mexico
ROYALTY, STREAM AND OTHER INTERESTS
Opening		30,600
Ending	27,200	27,200	30,600
Carrying Amount	27,200	27,200	30,600
Burkina Faso
ROYALTY, STREAM AND OTHER INTERESTS
Opening		24,400
Ending	21,000	21,000	24,400
Carrying Amount	21,000	21,000	24,400
Australia
ROYALTY, STREAM AND OTHER INTERESTS
Opening		25,100
Ending	19,600	19,600	25,100
Carrying Amount	19,600	19,600	25,100
Chile
ROYALTY, STREAM AND OTHER INTERESTS
Ending	13,100	13,100
Carrying Amount	13,100	13,100
Russia
ROYALTY, STREAM AND OTHER INTERESTS
Ending	12,600	12,600
Carrying Amount	12,600	12,600
Peru
ROYALTY, STREAM AND OTHER INTERESTS
Opening		11,500
Ending	10,900	10,900	11,500
Carrying Amount	10,900	10,900	11,500
Honduras
ROYALTY, STREAM AND OTHER INTERESTS
Ending	8,000	8,000
Carrying Amount	8,000	8,000
Dominican Republic
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,000
Ending	6,700	6,700	7,000
Carrying Amount	6,700	6,700	7,000
Cote d'Ivoire
ROYALTY, STREAM AND OTHER INTERESTS
Ending	5,200	5,200
Carrying Amount	5,200	5,200
Ghana
ROYALTY, STREAM AND OTHER INTERESTS
Ending	4,600	4,600
Carrying Amount	4,600	4,600
Argentina
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,400
Ending	4,200	4,200	4,400
Carrying Amount	4,200	4,200	4,400
Armenia
ROYALTY, STREAM AND OTHER INTERESTS
Opening		19,400
Ending			19,400
Carrying Amount		19,400	19,400
Other jurisdictions
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,200
Ending	5,100	5,100	3,200
Carrying Amount	5,100	5,100	3,200
Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		288,622	148,937
Additions/ Disposals		145,953	139,685
Ending	434,575	434,575	288,622
Carrying Amount	434,575	434,575	288,622
Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(27,129)	(9,669)
Depletion		(17,490)	(17,460)
Royalty interest impairment		(18,896)
Ending	(63,515)	(63,515)	(27,129)
Carrying Amount	(63,515)	(63,515)	(27,129)
Amulsar
ROYALTY, STREAM AND OTHER INTERESTS
Opening		19,427
Ending			19,427
Foreign Exchange		148	679
Carrying Amount		19,427	19,427
Amulsar | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		18,748
Additions/ Disposals			18,748
Ending	18,748	18,748	18,748
Carrying Amount	18,748	18,748	18,748
Amulsar | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Royalty interest impairment		(18,896)
Ending	(18,896)	(18,896)
Carrying Amount	(18,896)	(18,896)
Beta Hunt
ROYALTY, STREAM AND OTHER INTERESTS
Opening		13,628
Ending	10,699	10,699	13,628
Foreign Exchange		(605)
Carrying Amount	10,699	10,699	13,628
Beta Hunt | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		19,964	19,964
Ending	19,964	19,964	19,964
Carrying Amount	19,964	19,964	19,964
Beta Hunt | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(6,336)	(1,533)
Depletion		(2,324)	(4,803)
Ending	(8,660)	(8,660)	(6,336)
Carrying Amount	(8,660)	(8,660)	(6,336)
Cerro Casale
ROYALTY, STREAM AND OTHER INTERESTS
Ending	9,161	9,161
Foreign Exchange		(94)
Carrying Amount	9,161	9,161
Cerro Casale | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		9,255
Ending	9,255	9,255
Carrying Amount	9,255	9,255
Converse
ROYALTY, STREAM AND OTHER INTERESTS
Opening		13,696
Ending	13,039	13,039	13,696
Foreign Exchange		(181)	476
Carrying Amount	13,039	13,039	13,696
Converse | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		13,220
Additions/ Disposals			13,220
Ending	13,220	13,220	13,220
Carrying Amount	13,220	13,220	13,220
DeLamar
ROYALTY, STREAM AND OTHER INTERESTS
Ending	11,778	11,778
Foreign Exchange		(122)
Carrying Amount	11,778	11,778
DeLamar | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		11,900
Ending	11,900	11,900
Carrying Amount	11,900	11,900
El Mochito
ROYALTY, STREAM AND OTHER INTERESTS
Ending	8,045	8,045
Foreign Exchange		(247)
Carrying Amount	8,045	8,045
El Mochito | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		10,303
Ending	10,303	10,303
Carrying Amount	10,303	10,303
El Mochito | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Depletion		(2,011)
Ending	(2,011)	(2,011)
Carrying Amount	(2,011)	(2,011)
Florida Canyon
ROYALTY, STREAM AND OTHER INTERESTS
Opening		14,597
Ending	13,812	13,812	14,597
Foreign Exchange		(120)	578
Carrying Amount	13,812	13,812	14,597
Florida Canyon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		15,984	15,984
Additions/ Disposals		806
Ending	16,790	16,790	15,984
Carrying Amount	16,790	16,790	15,984
Florida Canyon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,965)	(759)
Depletion		(893)	(1,206)
Ending	(2,858)	(2,858)	(1,965)
Carrying Amount	(2,858)	(2,858)	(1,965)
Friday - Petsite
ROYALTY, STREAM AND OTHER INTERESTS
Ending	1,299	1,299
Foreign Exchange		(13)
Carrying Amount	1,299	1,299
Friday - Petsite | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		1,312
Ending	1,312	1,312
Carrying Amount	1,312	1,312
Gemfield
ROYALTY, STREAM AND OTHER INTERESTS
Opening		12,004
Ending	11,429	11,429	12,004
Foreign Exchange		(158)	417
Carrying Amount	11,429	11,429	12,004
Gemfield | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		11,587
Additions/ Disposals			11,587
Ending	11,587	11,587	11,587
Carrying Amount	11,587	11,587	11,587
Hope Bay
ROYALTY, STREAM AND OTHER INTERESTS
Opening		30,738
Ending	79,713	79,713	30,738
Foreign Exchange		(1,376)	1,057
Carrying Amount	79,713	79,713	30,738
Hope Bay | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		30,682
Additions/ Disposals		52,970	30,682
Ending	83,652	83,652	30,682
Carrying Amount	83,652	83,652	30,682
Hope Bay | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,001)
Depletion		(1,562)	(1,001)
Ending	(2,563)	(2,563)	(1,001)
Carrying Amount	(2,563)	(2,563)	(1,001)
Karma
ROYALTY, STREAM AND OTHER INTERESTS
Opening		24,182
Ending	20,804	20,804	24,182
Foreign Exchange		242	1,354
Carrying Amount	20,804	20,804	24,182
Karma | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		25,870	25,852
Additions/ Disposals		10	18
Ending	25,880	25,880	25,870
Carrying Amount	25,880	25,880	25,870
Karma | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(3,042)	(446)
Depletion		(2,276)	(2,596)
Ending	(5,318)	(5,318)	(3,042)
Carrying Amount	(5,318)	(5,318)	(3,042)
La Colorada
ROYALTY, STREAM AND OTHER INTERESTS
Opening		20,547
Ending	18,362	18,362	20,547
Foreign Exchange		1	960
Carrying Amount	18,362	18,362	20,547
La Colorada | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		22,620	22,620
Ending	22,620	22,620	22,620
Carrying Amount	22,620	22,620	22,620
La Colorada | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(3,033)	(1,368)
Depletion		(1,226)	(1,665)
Ending	(4,259)	(4,259)	(3,033)
Carrying Amount	(4,259)	(4,259)	(3,033)
McCoy-Cove
ROYALTY, STREAM AND OTHER INTERESTS
Opening		16,376
Ending	24,097	24,097	16,376
Foreign Exchange		(304)	569
Carrying Amount	24,097	24,097	16,376
McCoy-Cove | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		15,807
Additions/ Disposals		8,594	15,807
Ending	24,401	24,401	15,807
Carrying Amount	24,401	24,401	15,807
Moose River
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,885
Ending	2,800	2,800	3,885
Foreign Exchange		12	179
Carrying Amount	2,800	2,800	3,885
Moose River | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,810	4,810
Ending	4,810	4,810	4,810
Carrying Amount	4,810	4,810	4,810
Moose River | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(1,104)	(86)
Depletion		(918)	(1,018)
Ending	(2,022)	(2,022)	(1,104)
Carrying Amount	(2,022)	(2,022)	(1,104)
Moss
ROYALTY, STREAM AND OTHER INTERESTS
Opening		27,561
Ending	24,244	24,244	27,561
Foreign Exchange		(682)	595
Carrying Amount	24,244	24,244	27,561
Moss | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		27,056
Additions/ Disposals		13	27,056
Ending	27,069	27,069	27,056
Carrying Amount	27,069	27,069	27,056
Moss | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(90)
Depletion		(2,053)	(90)
Ending	(2,143)	(2,143)	(90)
Carrying Amount	(2,143)	(2,143)	(90)
Mt. Carlton
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,933
Ending	6,232	6,232	7,933
Foreign Exchange		(496)	(144)
Carrying Amount	6,232	6,232	7,933
Mt. Carlton | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		12,772	12,772
Ending	12,772	12,772	12,772
Carrying Amount	12,772	12,772	12,772
Mt. Carlton | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(4,695)	(2,635)
Depletion		(1,349)	(2,060)
Ending	(6,044)	(6,044)	(4,695)
Carrying Amount	(6,044)	(6,044)	(4,695)
Omolon
ROYALTY, STREAM AND OTHER INTERESTS
Ending	12,569	12,569
Foreign Exchange		(124)
Carrying Amount	12,569	12,569
Omolon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Additions/ Disposals		13,222
Ending	13,222	13,222
Carrying Amount	13,222	13,222
Omolon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Depletion		(529)
Ending	(529)	(529)
Carrying Amount	(529)	(529)
San Jose
ROYALTY, STREAM AND OTHER INTERESTS
Opening		5,120
Ending	4,154	4,154	5,120
Foreign Exchange		7	237
Carrying Amount	4,154	4,154	5,120
San Jose | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		7,150	7,150
Ending	7,150	7,150	7,150
Carrying Amount	7,150	7,150	7,150
San Jose | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(2,267)	(1,265)
Depletion		(736)	(1,002)
Ending	(3,003)	(3,003)	(2,267)
Carrying Amount	(3,003)	(3,003)	(2,267)
Silvertip
ROYALTY, STREAM AND OTHER INTERESTS
Opening		5,783
Ending	5,047	5,047	5,783
Foreign Exchange		(224)	44
Carrying Amount	5,047	5,047	5,783
Silvertip | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		5,858	5,858
Ending	5,858	5,858	5,858
Carrying Amount	5,858	5,858	5,858
Silvertip | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(119)
Depletion		(468)	(119)
Ending	(587)	(587)	(119)
Carrying Amount	(587)	(587)	(119)
Vivien
ROYALTY, STREAM AND OTHER INTERESTS
Opening		1,723
Ending	920	920	1,723
Foreign Exchange		(137)	(71)
Carrying Amount	920	920	1,723
Vivien | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,457	4,457
Additions/ Disposals		10
Ending	4,467	4,467	4,457
Carrying Amount	4,467	4,467	4,457
Vivien | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(2,663)	(1,551)
Depletion		(747)	(1,112)
Ending	(3,410)	(3,410)	(2,663)
Carrying Amount	(3,410)	(3,410)	(2,663)
Other royalties and streams
ROYALTY, STREAM AND OTHER INTERESTS
Opening		49,038
Ending	83,827	83,827	49,038
Foreign Exchange		(1,086)	1,647
Carrying Amount	83,827	83,827	49,038
Other royalties and streams | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		47,910	29,470
Additions/ Disposals		37,555	18,440
Ending	85,465	85,465	47,910
Carrying Amount	85,465	85,465	47,910
Other royalties and streams | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(519)	(26)
Depletion		(33)	(493)
Ending	(552)	(552)	(519)
Carrying Amount	(552)	(552)	(519)
Other
ROYALTY, STREAM AND OTHER INTERESTS
Opening		3,998
Ending	3,458	3,458	3,998
Foreign Exchange		(12)	166
Carrying Amount	3,458	3,458	3,998
Other | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening		4,127
Additions/ Disposals		3	4,127
Ending	4,130	4,130	4,127
Carrying Amount	4,130	4,130	4,127
Other | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening		(295)
Depletion		(365)	(295)
Ending	(660)	(660)	(295)
Carrying Amount	(660)	$ (660)	$ (295)
Lydian
ROYALTY, STREAM AND OTHER INTERESTS
Royalty interest impairment	$ (18,900)